Commitments and Contingent Liabilities (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Lines of credit maximum borrowings	$ 1,000
Interest rate, description	This line of credit is unsecured and available provided that the Company maintains a 30% ratio of total tangible shareholders’ equity to total tangible assets and that the total credit use will be less than 70% of the Company and its subsidiaries’ receivables. Interest rates across this credit line varied from 0.3% to Prime (Israel Interbank Offered Rate) +0.7% (current 2.3%) as of June 30, 2020.
Purchase commitments	$ 18,427
Royalties percentage			2.50%
Maximum amount of royalties payment			$ 625
Royalty expense	312	$ 312
Number of banks | Banks		3
Actual guaranteed rent	$ 403